Selected Statements of Operations Data (Details) - Schedule of Long-Lived Assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Selected Statements of Operations Data (Details) - Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	[1]	$ 2,449	$ 3,467
Israel [Member]
Selected Statements of Operations Data (Details) - Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		1,573	2,302
United States [Member]
Selected Statements of Operations Data (Details) - Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		577	746
Other [Member]
Selected Statements of Operations Data (Details) - Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		$ 299	$ 419

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.